Supplemental Cash Flow Information - (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Disclosure of Net Change in Non Cash Working Capital and Other

Three months ended March 31,	2022	2021
Net change in non-cash working capital and other
Accounts receivable	$(9,840)	$25,622
Contract assets	(31,418)	16,256
Inventories	(22,872)	7,222
Work-in-progress related to finance leases	3,792	—
Accounts payable and accrued liabilities, provisions, and income taxes payable	16,179	(11,786)
Deferred revenue	24,603	(5,610)
Foreign currency and other	(3,363)	2,988

	$(22,919)	$34,692

Cash interest and taxes paid and received during the period:

Three months ended March 31,	2022	2021
Interest paid – short- and long-term borrowings	$1,017	$627
Interest paid – lease liabilities	695	793

Total interest paid	$1,712	$1,420
Interest received	356	58
Taxes paid	997	900
Taxes received	627	148

Years ended December 31,	2021	2020	2019
Net change in non-cash working ca p ital and other
Accounts receivable	$1,169	$170,646	$85,316
Contract assets	(16,038)	63,670	(25,863)
Inventories	39,564	57,134	(93,179)
Work-in-progress related to finance leases	(36,169)	—	—
Deferred revenue	49,205	(54,000)	(205,897)
Accounts payable and accrued liabilities, provisions, and income taxes payable	59,613	(162,841)	23,123
Foreign currency and other	3,091	(41,833)	(5,249)

	$100,435	$32,776	$(221,749)

Cash interest and taxes paid and received during the period:

Years ended December 31,	2021	2020	2019
Interest paid – short- and long-term borrowings	$17,315	$19,311	$19,330
Interest paid – lease liabilities	3,029	3,371	2,586

Total interest paid	$20,344	$22,682	$21,916
Interest received	454	308	3,518
Taxes paid	13,725	18,825	29,855
Taxes received	23,137	5,566	421

Disclosure of Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities during the period:

Three months ended March 31,	2022	2021
Long-term debt, opening balance	$331,422	$389,712
Changes from financing cash flows	11,283	(24,759)
The effect of changes in foreign exchange rates	(3,793)	(2,909)
Amortization of deferred transaction costs	305	256
Other changes	(91)	(155)

Long-term debt, closing balance	$339,126	$362,145

Changes in liabilities arising from financing activities during the period:

Years ended December 31,	2021	2020	2019
Long-term debt, opening balance	$389,712	$430,487	$444,712
Changes from financing cash flows	(56,975)	(40,081)	(812)
The effect of changes in foreign exchange rates	(406)	(1,358)	(14,156)
Amortization of deferred transaction costs	1,186	922	1,523
Other changes	(2,095)	(258)	(780)

Long-term debt, closing balance	$331,422	$389,712	$430,487